Income Tax Expense (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax

For the six months ended September 30, 2017 and 2016, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Six months Ended	Six Months Ended
	September 30, 2017	September 30, 2016
Tax jurisdictions from:
- Local	$(5,128)	$(27,300)
- Foreign, representing:
Seychelles	-	(1,500)
Hong Kong	(263)	(205)
Malaysia	(192,563)	(12,514)
Australia	(2,118)	-
Loss before income tax	$(200,072)	$(41,519)

For the year ended March 31, 2017 and 2016, the local (United States) and foreign components of loss before income tax were comprised of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Tax jurisdictions from:
- Local	$(78,821)	$-
- Foreign, representing:
Seychelles	(3,100)	-
Hong Kong	(1,539)	-
Malaysia	(151,402)	-
Loss before income tax	$(234,862)	$-

Schedule of Income Tax Expense

The provision for income taxes consisted of the following:

	Six months Ended	Six Months Ended
	September 30, 2017	September 30, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-